Segment information - Product Sales (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) customer	Dec. 31, 2024 USD ($) customer	Dec. 31, 2023 USD ($) customer
Disclosure of geographical location
Product Sales	$ 55,573	$ 50,938	$ 43,789
Number of significant wholesalers | customer	2	1	1
UNITED KINGDOM
Disclosure of geographical location
Product Sales	$ 1,111	$ 1,314	$ 978
Rest of Europe
Disclosure of geographical location
Product Sales	12,412	10,686	8,201
The Americas
Disclosure of geographical location
Product Sales	27,273	25,081	20,855
Asia, Africa And Australasia
Disclosure of geographical location
Product Sales	14,777	13,857	13,755
Customer one
Disclosure of geographical location
Product Sales	8,218	7,567	6,513
Customer two
Disclosure of geographical location
Product Sales	$ 5,957	$ 4,468	$ 3,795